FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Changes in Financial Liabilities With Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	$ 9,149	$ 9,056
Changes during the year:
Cash flows received	5,669	4,969
Cash flows paid	(3,133)	(889)
Share premium resulting from exercise of warrants	(1,251)
Amounts recognized through profit and loss	5,616	(3,570)
Balance as of December 31	16,050	9,149
Long-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	8,491	8,733
Changes during the year:
Cash flows received
Cash flows paid	(3,133)	(889)
Share premium resulting from exercise of warrants
Amounts recognized through profit and loss	474	647
Balance as of December 31	5,832	8,491
Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	658	323
Changes during the year:
Cash flows received	5,669	4,969
Cash flows paid
Share premium resulting from exercise of warrants	(1,251)
Amounts recognized through profit and loss	5,142	(4,634)
Balance as of December 31	$ 10,218	$ 658